Schedule of Investments (unaudited)	iShares® S&P 500 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
L3Harris Technologies Inc.	158,043	$33,701,089
TransDigm Group Inc.(a)	44,161	28,098,761
		61,799,850
Air Freight & Logistics — 0.4%
Expeditors International of Washington Inc.	321,946	43,234,129
United Parcel Service Inc., Class B	599,345	128,463,607
		171,697,736
Auto Components — 0.1%
Aptiv PLC(a)	210,235	34,678,263
Automobiles — 4.0%
Tesla Inc.(a)	1,553,753	1,641,975,095
Banks — 2.2%
Bank of America Corp.	6,052,721	269,285,557
Comerica Inc.	113,158	9,844,746
First Republic Bank/CA	341,660	70,556,207
JPMorgan Chase & Co.	2,596,574	411,167,493
Regions Financial Corp.	822,632	17,933,378
Signature Bank/New York NY	116,839	37,793,911
SVB Financial Group(a)	111,840	75,854,361
Zions Bancorp. NA.	143,999	9,094,977
		901,530,630
Beverages — 0.6%
Monster Beverage Corp.(a)	370,317	35,565,245
PepsiCo Inc.	1,106,795	192,261,359
		227,826,604
Biotechnology — 1.8%
AbbVie Inc.	1,823,466	246,897,296
Amgen Inc.	441,929	99,420,767
Incyte Corp.(a)	154,799	11,362,247
Moderna Inc.(a)(b)	673,761	171,121,819
Regeneron Pharmaceuticals Inc.(a)	202,087	127,621,982
Vertex Pharmaceuticals Inc.(a)	290,662	63,829,375
		720,253,486
Building Products — 0.3%
A O Smith Corp.	127,702	10,963,217
Fortune Brands Home & Security Inc.	117,132	12,521,411
Johnson Controls International PLC	829,027	67,408,185
Masco Corp.	224,678	15,776,889
		106,669,702
Capital Markets — 3.2%
Ameriprise Financial Inc.	130,875	39,479,752
BlackRock Inc.(c)	141,515	129,565,473
Cboe Global Markets Inc.	118,609	15,466,614
Charles Schwab Corp. (The)	1,960,448	164,873,677
FactSet Research Systems Inc.	41,859	20,343,893
Franklin Resources Inc.	242,472	8,120,387
Goldman Sachs Group Inc. (The)	650,982	249,033,164
Intercontinental Exchange Inc.	612,082	83,714,455
MarketAxess Holdings Inc.	34,985	14,388,281
Moody’s Corp.	203,424	79,453,346
Morgan Stanley	1,348,907	132,408,711
MSCI Inc.	157,434	96,458,237
Nasdaq Inc.	173,127	36,358,401
Raymond James Financial Inc.	209,534	21,037,214
S&P Global Inc.	280,173	132,222,044
Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group Inc.	299,595	$58,912,361
		1,281,836,010
Chemicals — 0.8%
Albemarle Corp.	150,812	35,255,321
Celanese Corp.	89,769	15,086,578
CF Industries Holdings Inc.	246,768	17,466,239
Linde PLC.	498,217	172,597,316
Sherwin-Williams Co. (The)	244,026	85,936,196
		326,341,650
Commercial Services & Supplies — 0.4%
Cintas Corp.	76,640	33,964,549
Copart Inc.(a)	275,554	41,779,498
Republic Services Inc.	176,585	24,624,778
Rollins Inc.	190,966	6,532,947
Waste Management Inc.	373,997	62,420,099
		169,321,871
Communications Equipment — 0.9%
Arista Networks Inc.(a)	427,107	61,396,631
Cisco Systems Inc.	3,639,655	230,644,937
F5 Inc.(a)	61,291	14,998,521
Motorola Solutions Inc.	189,571	51,506,441
		358,546,530
Construction & Engineering — 0.0%
Quanta Services Inc.	147,561	16,919,344
Construction Materials — 0.1%
Martin Marietta Materials Inc.	69,381	30,563,718
Vulcan Materials Co.	122,138	25,353,406
		55,917,124
Consumer Finance — 0.6%
American Express Co.	529,371	86,605,096
Capital One Financial Corp.	391,775	56,842,635
Discover Financial Services	562,008	64,945,644
Synchrony Financial	598,187	27,749,895
		236,143,270
Containers & Packaging — 0.1%
Avery Dennison Corp.	80,967	17,535,023
Sealed Air Corp.	156,264	10,543,132
		28,078,155
Distributors — 0.1%
LKQ Corp.	221,115	13,273,533
Pool Corp.	76,130	43,089,580
		56,363,113
Electric Utilities — 0.0%
NRG Energy Inc.	469,519	20,226,879
Electrical Equipment — 0.2%
Generac Holdings Inc.(a)(b)	119,847	42,176,556
Rockwell Automation Inc.	114,500	39,943,325
		82,119,881
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	603,089	52,746,164
CDW Corp./DE	153,544	31,442,740
Keysight Technologies Inc.(a)	262,931	54,297,881
Trimble Inc.(a)	269,539	23,501,106
Zebra Technologies Corp., Class A(a)	74,125	44,119,200
		206,107,091

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 1.3%
Live Nation Entertainment Inc.(a)	111,378	$13,330,833
Netflix Inc.(a)	846,129	509,741,955
Take-Two Interactive Software Inc.(a)(b)	137,086	24,362,924
		547,435,712
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	442,665	129,479,512
AvalonBay Communities Inc.	112,535	28,425,216
Crown Castle International Corp.	370,596	77,358,209
Duke Realty Corp.	474,707	31,159,767
Equinix Inc.	78,858	66,701,251
Essex Property Trust Inc.	54,901	19,337,779
Extra Space Storage Inc.	254,912	57,796,198
Federal Realty Investment Trust	56,365	7,683,677
Iron Mountain Inc.	338,689	17,723,595
Mid-America Apartment Communities Inc.	136,894	31,408,959
Prologis Inc.	865,659	145,742,349
Public Storage.	171,316	64,168,121
SBA Communications Corp.	115,728	45,020,507
Simon Property Group Inc.	378,080	60,405,842
UDR Inc.	306,527	18,388,555
Weyerhaeuser Co.	603,305	24,844,100
		825,643,637
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	430,395	244,335,242
Food Products — 0.1%
Hershey Co. (The)	125,439	24,268,683
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	1,790,171	251,948,667
ABIOMED Inc.(a)	47,959	17,225,434
Align Technology Inc.(a)	139,759	91,846,820
Dexcom Inc.(a)(b)	185,477	99,591,875
Edwards Lifesciences Corp.(a)	752,975	97,547,911
Hologic Inc.(a)(b)	356,840	27,319,670
IDEXX Laboratories Inc.(a)	111,500	73,418,290
Intuitive Surgical Inc.(a)	470,632	169,098,078
ResMed Inc.	160,509	41,809,384
STERIS PLC	80,795	19,666,311
Stryker Corp.	262,365	70,161,648
		959,634,088
Health Care Providers & Services — 1.2%
HCA Healthcare Inc.	266,362	68,433,725
Laboratory Corp. of America Holdings(a)	97,268	30,562,578
Quest Diagnostics Inc.	108,213	18,721,931
UnitedHealth Group Inc.	755,570	379,401,920
		497,120,154
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment Inc.(a)(b)	262,371	24,539,560
Chipotle Mexican Grill Inc.(a)	35,893	62,749,937
Domino’s Pizza Inc.	46,728	26,370,012
Hilton Worldwide Holdings Inc.(a)	219,137	34,183,180
McDonald’s Corp.	642,439	172,218,623
Starbucks Corp.	1,147,008	134,165,526
Yum! Brands Inc.	261,221	36,273,148
		490,499,986
Household Durables — 0.2%
DR Horton Inc.	327,482	35,515,423
Garmin Ltd.	148,774	20,258,556
Newell Brands Inc.	384,791	8,403,835
Security	Shares	Value

Household Durables (continued)
NVR Inc.(a)	2,942	$17,383,895
		81,561,709
Insurance — 0.6%
Aon PLC, Class A.	251,941	75,723,387
Arthur J Gallagher & Co.	173,524	29,441,817
Brown & Brown Inc.	310,153	21,797,553
Cincinnati Financial Corp.	135,046	15,385,791
Marsh & McLennan Companies Inc.	588,270	102,253,091
		244,601,639
Interactive Media & Services — 11.7%
Alphabet Inc., Class A(a)	574,573	1,664,560,964
Alphabet Inc., Class C, NVS(a)	534,054	1,545,333,314
Meta Platforms Inc, Class A(a)	4,519,867	1,520,257,265
Twitter Inc.(a)	726,845	31,414,241
		4,761,565,784
Internet & Direct Marketing Retail — 7.1%
Amazon.com Inc.(a)	833,063	2,777,715,284
eBay Inc.	918,188	61,059,502
Etsy Inc.(a)	241,293	52,828,689
		2,891,603,475
IT Services — 3.5%
Accenture PLC, Class A.	699,816	290,108,723
Akamai Technologies Inc.(a)(b)	130,853	15,315,035
Automatic Data Processing Inc.	427,425	105,394,457
Broadridge Financial Solutions Inc.	98,364	17,982,906
EPAM Systems Inc.(a)	108,103	72,261,450
Gartner Inc.(a)	156,495	52,319,408
Mastercard Inc., Class A	778,782	279,831,948
Paychex Inc.	323,003	44,089,910
PayPal Holdings Inc.(a)	1,211,865	228,533,502
VeriSign Inc.(a)	87,073	22,100,869
Visa Inc., Class A	1,377,370	298,489,853
		1,426,428,061
Life Sciences Tools & Services — 3.1%
Agilent Technologies Inc.	346,541	55,325,271
Bio-Rad Laboratories Inc., Class A(a)	22,780	17,211,885
Bio-Techne Corp.	74,604	38,595,633
Charles River Laboratories International Inc.(a)	96,749	36,453,088
Danaher Corp.	826,093	271,792,858
Illumina Inc.(a)	145,827	55,478,424
IQVIA Holdings Inc.(a)	265,794	74,991,119
Mettler-Toledo International Inc.(a)	27,493	46,661,394
PerkinElmer Inc.(b)	239,884	48,231,077
Thermo Fisher Scientific Inc.	752,657	502,202,857
Waters Corp.(a)(b)	86,592	32,264,179
West Pharmaceutical Services Inc.	141,158	66,204,514
		1,245,412,299
Machinery — 0.6%
Deere & Co.	248,499	85,207,822
Dover Corp.	127,013	23,065,561
IDEX Corp.	59,775	14,126,028
Illinois Tool Works Inc.	222,933	55,019,865
Otis Worldwide Corp.	325,817	28,368,886
Pentair PLC	184,579	13,479,804
Xylem Inc./NY	141,764	17,000,339
		236,268,305
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	1,228,738	51,275,237

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nucor Corp.	295,948	$33,782,464
		85,057,701
Multiline Retail — 0.3%
Target Corp.	512,966	118,720,851
Oil, Gas & Consumable Fuels — 0.6%
APA Corp.	383,146	10,302,796
Devon Energy Corp.	1,207,398	53,185,882
Diamondback Energy Inc.	326,575	35,221,114
EOG Resources Inc.	516,130	45,847,828
Hess Corp.	375,308	27,784,051
Occidental Petroleum Corp.	697,609	20,223,685
ONEOK Inc.	367,700	21,606,052
Pioneer Natural Resources Co.	243,824	44,346,709
		258,518,117
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	261,284	96,727,337
Pharmaceuticals — 2.3%
Catalent Inc.(a)	196,965	25,217,429
Eli Lilly & Co.	1,516,610	418,918,014
Pfizer Inc.	5,789,315	341,859,051
Zoetis Inc.	595,155	145,235,675
		931,230,169
Professional Services — 0.5%
Equifax Inc.	232,506	68,075,432
IHS Markit Ltd.	365,030	48,519,787
Jacobs Engineering Group Inc.	109,948	15,308,060
Robert Half International Inc.	145,150	16,187,128
Verisk Analytics Inc.	155,893	35,657,406
		183,747,813
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	320,894	34,820,208
Road & Rail — 0.5%
JB Hunt Transport Services Inc.	94,592	19,334,605
Old Dominion Freight Line Inc.	177,517	63,618,543
Union Pacific Corp.	503,838	126,931,907
		209,885,055
Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices Inc.(a)	2,306,691	331,932,835
Applied Materials Inc.	1,724,669	271,393,914
Broadcom Inc.	448,146	298,200,830
Enphase Energy Inc.(a)	256,636	46,948,990
KLA Corp.	289,742	124,620,932
Lam Research Corp.	268,928	193,399,571
Microchip Technology Inc.	506,075	44,058,890
Monolithic Power Systems Inc.	82,243	40,572,939
NVIDIA Corp.	4,775,281	1,404,457,895
NXP Semiconductors NV.	320,599	73,026,040
Qorvo Inc.(a)	103,554	16,194,810
QUALCOMM Inc.	2,139,354	391,223,666
Skyworks Solutions Inc.	148,839	23,090,882
SolarEdge Technologies Inc.(a)(b)	75,755	21,254,580
Teradyne Inc.	310,068	50,705,420
Texas Instruments Inc.	862,481	162,551,794
Xilinx Inc.	349,663	74,139,046
		3,567,773,034
Software — 17.1%
Adobe Inc.(a)	908,810	515,349,798
Security	Shares	Value

Software (continued)
ANSYS Inc.(a)(b)	102,730	$41,207,058
Autodesk Inc.(a)	268,159	75,403,629
Cadence Design Systems Inc.(a)	530,411	98,842,090
Ceridian HCM Holding Inc.(a)(b)	107,086	11,186,203
Fortinet Inc.(a)	258,630	92,951,622
Intuit Inc.	540,858	347,890,683
Microsoft Corp.	14,341,127	4,823,207,833
Oracle Corp.	3,080,796	268,676,219
Paycom Software Inc.(a)	69,231	28,744,019
PTC Inc.(a)	101,284	12,270,557
salesforce.com Inc.(a)	1,140,680	289,881,008
ServiceNow Inc.(a)	380,106	246,730,606
Synopsys Inc.(a)	194,744	71,763,164
Tyler Technologies Inc.(a)	48,719	26,208,386
		6,950,312,875
Specialty Retail — 3.2%
Advance Auto Parts Inc.	57,963	13,904,164
AutoZone Inc.(a)	39,961	83,773,841
Bath & Body Works Inc.	329,516	22,996,922
CarMax Inc.(a)	164,740	21,454,090
Home Depot Inc. (The)	1,532,019	635,803,205
Lowe’s Companies Inc.	1,322,661	341,881,415
O’Reilly Automotive Inc.(a)	128,989	91,095,902
Tractor Supply Co.	216,557	51,670,500
Ulta Beauty Inc.(a)(b)	58,376	24,070,760
		1,286,650,799
Technology Hardware, Storage & Peripherals — 13.3%
Apple Inc.	29,771,308	5,286,491,162
HP Inc.	1,105,073	41,628,100
NetApp Inc.	304,476	28,008,747
Seagate Technology Holdings PLC	287,378	32,467,966
		5,388,595,975
Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B.	1,317,979	219,667,560
Under Armour Inc., Class A(a)	155,560	3,296,316
Under Armour Inc., Class C, NVS(a)	177,339	3,199,196
		226,163,072
Trading Companies & Distributors — 0.1%
Fastenal Co.	523,179	33,514,847
United Rentals Inc.(a)	83,281	27,673,443
		61,188,290
Total Common Stocks — 99.8%
(Cost: $22,171,021,555)		40,580,122,354

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	61,880,458	61,899,023

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	52,340,000	$52,340,000
		114,239,023

Total Short-Term Investments — 0.3%
(Cost: $114,227,375)		114,239,023

Total Investments in Securities — 100.1%
(Cost: $22,285,248,930)		40,694,361,377

Other Assets, Less Liabilities — (0.1)%		(57,799,131)

Net Assets — 100.0%		$40,636,562,246

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,646,251	$9,279,208	(a)	$—	$25,053	$(51,489)	$61,899,023	61,880,458	$137,068	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	37,060,000	15,280,000	(a)	—	—	—	52,340,000	52,340,000	2,396		—
BlackRock Inc.	135,626,849	23,187,940		(58,092,639)	10,223,557	18,619,766	129,565,473	141,515	2,216,323		—
					$10,248,610	$18,568,277	$243,804,496		$2,355,787		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	203	03/18/22	$48,299	$1,479,783

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
December 31, 2021

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$40,580,122,354	$—	$—	$40,580,122,354
Money Market Funds	114,239,023	—	—	114,239,023
	$40,694,361,377	$—	$—	$40,694,361,377
Derivative financial instruments(a)
Assets
Futures Contracts	$1,479,783	$—	$—	$1,479,783

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares